UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23380

Name of Fund: BlackRock HPS Credit Strategies Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock HPS Credit Strategies Fund,

50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

June 30, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock HPS Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Fund may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume the Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Fund’s investment adviser will be higher than if the Fund did not use leverage.
The Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Consolidated Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

The Benefits and Risks of Leveraging

Fund Summary as of June 30, 2026

BlackRock HPS Credit Strategies Fund
Investment Objective
BlackRock HPS Credit Strategies Fund’s (the “Fund”) investment objective is to seek to provide attractive risk-adjusted returns, primarily in the form of current income. The Fund seeks to achieve its investment objective by dynamically allocating across a range of private and public credit investments and investment strategies, leveraging the full capabilities of BlackRock’s credit platform, inclusive of HPS Investment Partners (“HPS”), a part of BlackRock. Under normal conditions, the Fund intends to invest at least 80% of its managed assets in credit-related investments.
The Fund’s common shares are not listed on any securities exchange. The Fund is designed for long-term investors, and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.
No assurance can be given that the Fund’s investment objective will be achieved.
Net Asset Value Per Share Summary
	06/30/26	12/31/25	Change	High	Low
Net Asset Value — Institutional	$ 7.98	$ 8.18	(2.44)%	$ 8.20	$ 7.98
Net Asset Value — Class A	8.03	8.22	(2.31)	8.23	8.02
Net Asset Value — Class J	8.01	8.20	(2.32)	8.21	8.01
Net Asset Value — Class U	8.00	8.19	(2.32)	8.21	7.99
Net Asset Value — Class W	8.03	8.22	(2.31)	8.23	8.03
Performance
Returns for the period ended June 30, 2026 were as follows:
				Average Annual Total Returns(a)
				1 Year		5 Years		Since Inception(b)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional(c)	9.02%	7.91%	2.03%	4.56%	N/A	3.47%	N/A	5.01%	N/A
Class A(c)	8.12	7.03	1.75	3.98	1.38%	2.79	2.28%	4.29	3.93%
Class J(c)	8.61	7.49	1.88	4.26	1.13	3.00	2.38	4.52	4.08
Class U(c)	8.22	7.11	1.75	3.86	N/A	2.73	N/A	4.24	N/A
Class W(c)	8.04	6.97	1.75	3.98	0.34	2.79	2.06	4.29	3.78
Morningstar LSTA U.S. Leveraged Loan Index(d)	—	—	1.31	4.36	N/A	6.01	N/A	5.56	N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	—	—	1.96	5.91	N/A	4.17	N/A	5.33	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on February 28, 2019.
(c)
All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date and reflect the Fund’s use of leverage, if any. The performance tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(d)	A market-value weighted index designed to measure the performance of the U.S. leveraged loan market.
(e)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

N/A — Not applicable as share class and index do not have a sales charge.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2026(continued)

BlackRock HPS Credit Strategies Fund
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Fund’s performance were led by the direct lending portion of the portfolio, followed by holdings of performing liquid credit. Exposure to opportunistic credit and structured credit instruments also contributed positively to return.
There were no material detractors over the period.
The Fund may use derivatives for the purpose of risk management and hedging. Derivatives were not a significant driver of performance over the period.
Describe recent portfolio activity.
Over the period, the Fund continued repositioning the portfolio with the goal of creating a more diversified and targeted portfolio across public and private credit markets. This included ongoing diversification in direct lending through new investments originated through the HPS platform that focused on large and upper middle market issuers. Repositioning of the public portion of the portfolio was largely completed, with a transition to a relative value-driven multi-asset allocation based on bottom-up fundamental credit selection with a focus on income generation and downside protection. This repositioning reduced the number of issuers in the performing liquid credit strategy, reduced issuer concentration in the opportunistic credit strategy, and improved overall portfolio yield.
Describe portfolio positioning at period end.
At period-end, the Fund was diversified across direct lending, performing liquid credit, opportunistic credit and structured credit. The portfolio is focused on generating consistent income and total returns while maintaining flexibility to capitalize on shifts in relative value across asset classes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Floating Rate Loan Interests	82.6%
Corporate Bonds	9.0
Asset-Backed Securities	7.2
Other*	1.2

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa	0.3%
AA/Aa	0.7
A	1.9
BBB/Baa	2.3
BB/Ba	4.4
B	39.9
CCC/Caa	4.6
CC	0.8
C	0.1
N/R	45.0

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Consolidated Schedule of Investments for details.
Fund Summary

About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees but are only available through the Fund’s distributor or an asset-based fee program sponsored by a registered broker-dealer or registered investment adviser (also known as a “wrap fee” program) that has an agreement with the Fund’s distributor.
Class A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and servicing and distribution fee of 0.75% per year. A contingent deferred sales charge of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more. Class A Shares performance shown prior to the Class A Shares inception date of April 1, 2020 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class A Shares fees.
Class J Shares are subject to a maximum initial sales charge (front-end load) of 3.00% and servicing and distribution fee of 0.50% per year. These shares are available only through brokerage, transactional-based accounts and to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class J Shares performance shown prior to the Class J Shares inception date of November 19, 2024 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class J Shares fees.
Class U Shares are not subject to any sales charge. These shares are subject to a servicing and distribution fee of 0.75% per year. These shares are available only to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class U Shares performance shown prior to the Class U Shares inception date of July 9, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class U Shares fees.
Class W Shares are subject to a maximum initial sales charge (front-end load) of 3.50% and servicing and distribution fee of 0.75% per year. These shares are available only through brokerage, transactional-based accounts. Class W Shares performance shown prior to the Class W Shares inception date of July 9, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class W Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower.  With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses for Continuously Offered Closed-End Funds
Shareholders of the Fund may incur the following charges: (a) transactional expenses, including early withdrawal fees; and (b) operating expenses, including investment advisory fees, and other fund expenses. The example below (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Expenses for Continuously Offered Closed-End Funds (continued)
Expense Example for Continuously Offered Closed-End Funds
	Actual				Hypothetical 5% Return
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (01/01/26)	Ending Account Value (06/30/26)	Including Interest Expense and Fees(a)	Excluding Interest Expense and Fees(a)	Beginning Account Value (01/01/26)	Ending Account Value (06/30/26)	Expenses Paid During the Period(a)	Ending Account Value (06/30/26)	Expenses Paid During the Period(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$ 1,000.00	$ 1,020.30	$ 4.65	$ 2.03	$ 1,000.00	$ 1,020.19	$ 4.65	$ 1,022.79	$ 2.03	0.93%	0.41%
Class A	1,000.00	1,017.50	7.90	5.34	1,000.00	1,016.96	7.90	1,019.51	5.33	1.58	1.07
Class J	1,000.00	1,018.80	6.68	4.06	1,000.00	1,018.17	6.68	1,020.77	4.06	1.34	0.81
Class U	1,000.00	1,017.50	8.57	5.95	1,000.00	1,016.30	8.56	1,018.89	5.95	1.71	1.19
Class W	1,000.00	1,017.50	7.90	5.28	1,000.00	1,016.96	7.90	1,019.56	5.28	1.58	1.06

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Disclosure of Expenses for Continuously Offered Closed-End Funds

Consolidated Schedule of Investments (unaudited)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.58%, 01/20/38(a)(b)	USD	1,000	$ 1,002,996
Abry Liquid Credit CLO Ltd., Series 2025-2A, Class C, (3-mo. CME Term SOFR + 2.10%), 5.78%, 01/15/39(a)(b)		750	752,984
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 5.58%, 07/17/37(a)(b)		1,000	1,002,500
AMMC CLO Ltd., Series 2022-27A, Class ER, (3-mo. CME Term SOFR + 5.15%), 8.83%, 01/20/37(a)(b)		500	497,779
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.06%, 07/22/37(a)(b)		1,000	1,001,202
Apidos CLO LI Ltd., Series 2024-51A, Class D2, (3-mo. CME Term SOFR + 3.70%), 7.38%, 01/20/38(a)(b)		250	248,757
Atlantic Avenue Ltd., Series 2023-1A, Class CR, (3-mo. CME Term SOFR + 2.20%), 5.87%, 01/15/39(a)(b)		1,000	1,003,879
Barings CLO Ltd., Series 2022-1A, Class ER, (3-mo. CME Term SOFR + 6.25%), 9.92%, 01/15/39(a)(b)		500	498,249
Benefit Street Partners CLO Ltd., Series 2026-50A, Class D2, (3-mo. CME Term SOFR + 4.20%), 7.80%, 07/15/39(a)(b)		500	501,849
Bridge Street CLO II Ltd., Series 2021-1A, Class D1AR, (3-mo. CME Term SOFR + 3.40%), 7.08%, 01/20/39(a)(b)		1,000	994,686
CQS US CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 3.65%), 7.32%, 01/25/37(a)(b)		1,000	995,372
Dryden CLO Ltd., Series 2019-72A, Class DR, (3-mo. CME Term SOFR + 3.26%), 6.91%, 05/15/32(a)(b)		1,000	998,459
Elevation CLO Ltd.(a)(b)
Series 2022-16A, Class D1, (3-mo. CME Term SOFR + 4.88%), 8.55%, 07/25/34		2,500	2,503,334
Series 2022-16A, Class D2, (3-mo. CME Term SOFR + 6.01%), 9.68%, 07/25/34		2,500	2,425,643
Elmwood CLO 37 Ltd., Series 2024-13A, Class D1, (3- mo. CME Term SOFR + 2.60%), 6.28%, 01/17/38(a)(b)		1,000	994,918
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 6.93%, 01/27/31(a)(b)		88	88,197
Halsey Point CLO I Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 8.50%), 12.18%, 10/20/37(a)(b)		500	493,159
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 6.09%, 04/20/34(a)(b)		750	750,909
Harvest U.S. CLO Ltd.(a)(b)
Series 2024-1A, Class DR, (3-mo. CME Term SOFR + 3.85%), 7.52%, 04/18/37		1,500	1,507,635
Series 2026-1A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.73%, 04/20/39		500	503,751
ICG U.S. CLO Ltd., Series 2014-1A, Class CR3, (3-mo. CME Term SOFR + 3.75%), 7.43%, 10/20/34(a)(b)		1,000	999,922
Invesco CLO Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 6.98%, 04/15/34(a)(b)		500	493,010
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 5.59%, 10/15/32(a)(b)		2,000	2,004,290
MAN U.S. CLO Ltd.(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 4.97%, 07/20/39		500	500,804
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.03%, 07/20/39		500	502,238
Security		Par (000)	Value
Asset-Backed Securities (continued)
Marble Point CLO XV Ltd., Series 2019-1A, Class E, (3-mo. CME Term SOFR + 7.09%), 10.76%, 07/23/32(a)(b)	USD	500	$ 483,962
Marble Point CLO XVI Ltd.(a)(b)
Series 2019-2A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 5.54%, 11/16/34		666	667,349
Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 3.20%), 5.54%, 11/16/34		875	872,409
Mountain View CLO XV Ltd.(a)(b)
Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.29%), 4.92%, 07/15/37		1,000	1,001,268
Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 3.70%), 7.33%, 07/15/37		500	491,399
Mountain View CLO XVI Ltd., Series 2022-1A, Class D1RR, (3-mo. CME Term SOFR + 3.69%), 7.36%, 03/15/38(a)(b)		500	502,251
MP CLO VIII Ltd., Series 2015-2A, Class DR3, (3-mo. CME Term SOFR + 3.25%), 6.90%, 04/28/34(a)(b)		1,000	986,203
Northwoods Capital XV Ltd., Series 2017-15A, Class ER3, (3-mo. CME Term SOFR + 7.25%), 10.93%, 03/20/38(a)(b)		250	231,264
OHA Credit Funding Ltd., Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.37%, 01/21/38(a)(b)		1,000	994,902
Pikes Peak CLO, Series 2021-7A, Class DR2, (3-mo. CME Term SOFR + 4.50%), 8.14%, 02/25/37(a)(b)		1,000	974,500
Sculptor CLO XXXII Ltd., Series 32A, Class D2R, (3-mo. CME Term SOFR + 5.10%), 8.80%, 04/30/39(a)(b)		500	500,670
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 5.78%, 10/20/37(a)(b)		1,250	1,253,710
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.48%, 07/17/38(a)(b)		1,000	992,644
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 6.18%, 01/25/32(a)(b)		870	872,109
Symphony CLO XXII Ltd., Series 2020-22A, Class CR, (3-mo. CME Term SOFR + 2.10%), 5.78%, 04/18/33(a)(b)		1,500	1,506,199
Tikehau U.S. CLO IV Ltd.(a)(b)
Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 4.20%), 7.87%, 03/15/38		2,000	2,012,159
Series 2023-1A, Class ER, (3-mo. CME Term SOFR + 7.89%), 11.56%, 03/15/38		250	253,362
Trinitas CLO XXIX Ltd., Series 2024-29A, Class E, (3- mo. CME Term SOFR + 6.50%), 10.17%, 07/23/37(a)(b)		1,500	1,506,716
Voya CLO Ltd., Series 2022-3A, Class DR2, (3-mo. CME Term SOFR + 2.60%), 6.28%, 10/20/36(a)(b)		350	349,784
Whitebox CLO II Ltd., Series 2020-2A, Class CR2, (3- mo. CME Term SOFR + 1.95%), 5.62%, 10/24/37(a)(b)		640	641,925
Total Asset-Backed Securities — 7.8% (Cost: $40,422,316)			40,361,307

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(c)(d)(e)	20,031	$ —
Commercial Services & Supplies — 0.0%
Kellermeyer Bergensons Services LLC, Preference Shares(c)(d)	45,118	—
Containers & Packaging — 0.0%
Labels Buyer LLC(d)	9	827
Diversified Consumer Services — 0.0%
United Site Services, Inc.(c)(d)	1,875	18,750
Diversified Telecommunication Services — 0.0%
Altice France Lux 3(d)	1,685	33,196
Financial Services — 0.0%
Creditex LLC, Class 1(c)(d)	11,363	—
Food Products — 0.0%
Juice Plus & Co. LLC(c)(d)(f)	5,780	—
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(c)(d)	43,661	—
Household Durables(d) — 0.0%
Razor Group & Infinite Commerce(c)	23,794	1
SVP Singer	1,930	12,545
Vingilholding Sellerx Holdco B(c)	17,109	—
Vingilholding Sellerx Holdco C(c)	17,109	—
Vingilholding Sellerx Holdco D(c)	17,109	—
Virgil Holdings, Inc.(c)	17,109	—
		12,546
IT Services — 0.0%
Suited Connector LLC(c)(d)(f)	3,062,209	31
Paper & Forest Products — 0.0%
New Kleo Holdco(c)(d)	15,192	26,038
Professional Services — 0.0%
Travelport LLC(c)(d)	10	6,842
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(d)	16,485	—
Software — 0.0%
Pluralsight LLC, (Acquired 08/22/24, Cost: $77,568)(c)(d)(e)	208,956	2
Technology Hardware, Storage & Peripherals — 0.0%
VCI Intermediate Topco 2 LLC(c)(d)(f)	91,734	96,779
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(d)	543	1,086
Total Common Stocks — 0.0% (Cost: $2,271,317)		196,097

Security		Par (000)	Value
Corporate Bonds
Automobile Components(b) — 0.6%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	USD	1,480	$ 1,462,043
Tenneco, Inc., 8.00%, 11/17/28		1,448	1,457,056
			2,919,099
Chemicals — 0.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		31	24,528
Lune Holdings SARL, 5.63%, 11/15/28(h)	EUR	102	1,165
			25,693
Communications Equipment — 0.2%
Viasat, Inc., 6.50%, 07/15/28(b)	USD	1,096	1,093,265
Diversified Telecommunication Services — 0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Series Feb, 8.63%, 06/15/32(b)		1,248	1,301,933
Electric Utilities — 0.0%
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(h)		120	122,006
Entertainment — 0.5%
Firy, Inc., 10.25%, 12/15/26(b)		2,518	2,502,263
Financial Services(b) — 1.1%
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32		730	704,796
Freedom Mortgage Holdings LLC, 6.88%, 05/01/31		2,700	2,620,249
Osaic Holdings, Inc., 8.00%, 08/01/33		1,417	1,422,233
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29		1,155	1,130,489
			5,877,767
Health Care Providers & Services — 0.1%
Charlotte Buyer, Inc., 8.00%, 06/30/31(b)		490	496,023
Hotels, Restaurants & Leisure(b) — 0.6%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30		1,413	1,471,782
Voyager Parent LLC, 9.25%, 07/01/32		1,305	1,380,114
			2,851,896
Insurance(b) — 0.8%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33		1,410	1,349,549
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/33		1,451	1,345,676
SBL Holdings, Inc., (5-year CMT + 5.62%), 6.50%(a)(i)		1,725	1,565,438
			4,260,663
Interactive Media & Services(b) — 0.5%
Arches Buyer, Inc., 6.13%, 12/01/28		737	725,946
Beignet Investor LLC, 6.58%, 05/30/49		1,820	1,856,678
			2,582,624
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		2,067	2,095,417
Media — 0.3%
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		1,407	1,445,223
Metals & Mining — 0.3%
Star Holding LLC, 8.75%, 08/01/31(b)		1,472	1,475,403
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.6%
Rithm Capital Corp.
8.00%, 04/01/29	USD	1,446	$ 1,451,784
8.00%, 07/15/30		1,447	1,443,326
			2,895,110
Paper & Forest Products(b) — 0.4%
Magnera Corp.
4.75%, 11/15/29		1,668	1,557,084
7.25%, 11/15/31		769	750,736
			2,307,820
Real Estate Management & Development(d)(h)(j) — 0.0%
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22		710	7,810
12.25%, 10/18/22		200	2,200
			10,010
Software(b) — 0.6%
McAfee Corp., 7.38%, 02/15/30		1,500	1,274,613
RD Michigan Property Owner I LLC, 7.50%, 03/30/45		741	738,588
Rocket Software, Inc., 9.00%, 11/28/28		1,272	1,264,402
			3,277,603
Specialty Retail(b) — 2.3%
Michaels Cos., Inc.
8.50%, 03/15/33		5,039	4,991,102
11.00%, 03/15/34		2,310	2,261,767
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32		2,092	2,092,456
10.00%, 09/15/33		1,385	1,387,205
Staples, Inc., 10.75%, 09/01/29		1,327	1,265,889
			11,998,419
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, 4.00%, 09/21/21(d)(h)(j)(k)	EUR	300	254,254
Trading Companies & Distributors(b) — 0.1%
Herc Holdings, Inc.
5.75%, 03/15/31	USD	145	144,817
6.00%, 03/15/34		145	144,036
			288,853
Total Corporate Bonds — 9.7% (Cost: $51,401,734)			50,081,344
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.1%
Ligado Networks LLC
2025 Fixed Backstop Term Loan 1, 17.50%, 05/04/28		559	508,309
2025 Fixed DIP Roll-Up Term Loan, 12/31/27(l)		32	30,384
2026 DIP Term Loan, 17.50%, 11/09/26		74	68,363
			607,056
Media — 0.4%
Terraboost Media, Term Loan, 4.00%, 08/21/26(c)		2,422	2,145,967
Technology Hardware, Storage & Peripherals — 0.2%
VCI Asset Holdings 2 LLC, Fixed Term Loan, 7.38%, 02/18/31(f)		879	904,783
Security		Par (000)	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp., 2024 Term Loan, 11.00%, 12/15/31(c)	USD	2	$ —
Total Fixed Rate Loan Interests — 0.7% (Cost: $3,895,915)			3,657,806
Floating Rate Loan Interests(a)
Aerospace & Defense — 1.5%
Arcfield Acquisition Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.66%, 10/28/31(c)		1,629	1,623,866
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.76%), 8.43%, 05/25/29		— (m)	9
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 3.51%), 6.92%, 05/25/29		— (m)	1
Engineering Research and Consulting LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.73%, 08/29/31		4,925	4,128,184
Fortress AcquisitionCo, Inc., 2nd Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.98%, 02/25/33(c)		2,188	2,165,645
Skydio, Inc.(c)
Delayed Draw Term Loan Tranche A, (1-mo. CME Term SOFR + 5.00%), 8.62%, 12/04/29		25	25,175
Delayed Draw Term Loan Tranche B, (1-mo. CME Term SOFR + 5.00%), 8.62%, 12/04/29		25	25,175
Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.62%, 12/04/29		52	52,492
			8,020,547
Automobile Components — 1.2%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29		1,565	1,456,847
IXS Holdings, Inc., 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.32%, 09/05/29		782	774,618
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 7.68%, 10/28/27		2,838	2,726,163
Tenneco, Inc., 2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 8.49%, 11/17/28		1,486	1,477,717
			6,435,345
Broadline Retail — 0.1%
Thrasio LLC, 2024 2nd Out Take Back Term Loan, 06/18/29(c)(d)(j)(l)		306	303,349
Building Products — 1.5%
LBM Acquisition LLC, 2025 Incremental Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.65%, 06/06/31		993	884,844
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.64%, 03/08/29		954	825,353
Porcelain Acquisition Corp., Term Loan, 12/31/28(c)(d)(j)(l)		1,259	464,728

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
Saber Parent Holdings Corp.(c)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50% and 2.25% PIK), 8.38%, 12/16/32(g)	USD	125	$ 122,454
Revolver, (Prime + 3.50%), 10.25%, 12/16/32		174	170,429
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50% and 2.25% PIK), 8.42%, 12/16/32(g)		2,495	2,449,389
SWF Holdings I Corp., 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.76%, 10/06/28		591	309,974
Trulite Glass & Aluminum Solutions LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.68%, 03/01/30		2,790	2,446,066
			7,673,237
Capital Markets — 2.8%
Foreside Financial(l)
2024 Incremental Delayed Draw Term Loan, 09/30/27		1,163	1,160,581
Incremental Term Loan,		102	101,492
GC Waves Holdings, Inc., 2024 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 10/04/30(c)		3,819	3,857,155
Jump Financial LLC, 2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.23%, 02/26/32(c)		799	798,216
Orion U.S. Finco, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.17%, 10/10/33		1,472	1,449,899
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.48%, 01/31/31(c)		87	85,670
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 11.60%, 09/15/26(c)		367	326,922
Wealth Enhancement Group LLC(c)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 7.94%, 10/02/28		1,158	1,153,932
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 7.98%, 10/02/28		3,487	3,474,066
Wharf Street Ratings Acquisition LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 09/16/32(c)		2,116	2,119,854
			14,527,787
Chemicals — 2.5%
Derby Buyer LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.36%, 11/01/30		1,389	1,389,343
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29		2,824	2,810,443
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 03/29/32		1,342	1,336,569
Illuminate Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 12/31/29		1,489	1,467,196
Iris Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.51%, 06/28/28		998	947,743
Security		Par (000)	Value
Chemicals (continued)
Pretium PKG Holdings, Inc., 2026 1st Out Exit Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.87%, 03/02/31	USD	3,685	$ 3,638,685
SCIL IV LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 11/08/32(c)		1,312	1,307,348
			12,897,327
Commercial Services & Supplies — 1.5%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/27/32		3,054	2,884,114
Chrysaor Bidco SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 10/30/31		1,345	1,346,695
Emerald Expositions Holding, Inc.(c)(l)
2026 Delayed Draw Term Loan (100MM), 06/17/33		115	114,996
2026 Delayed Draw Term Loan (200MM), 06/17/33		115	115,140
2026 Term Loan, 06/17/33		441	440,412
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 01/31/30		1,447	1,424,945
Kellermeyer Bergensons Services LLC(c)
2023 6th Amendment Term Loan, 11/06/28(d)(j)(l)		186	7,797
2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 1.75% and 3.50% PIK), 9.06%, 11/06/28(g)		399	344,000
Multi-Color Corp., 2026 USD PIK Takeback Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 6.03%, 05/11/33		1,447	1,236,389
TL Voltron Purchaser LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 8.98%, 12/31/30(c)		80	77,984
			7,992,472
Construction & Engineering(c) — 1.7%
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 8.98%, 01/16/30		72	72,162
LJ Avalon Holdings LLC
2024 1st Amendment Delayed Draw Term Loan, (1- day CME Term SOFR at 1.00% Floor + 5.50%), 8.41%, 02/01/30		777	773,774
2025 3rd Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.39%, 02/01/30		471	469,116
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.41%, 02/01/30		107	106,429
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 7.81%, 02/01/29		18	17,712
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 8.43%, 02/01/30		277	276,406
Pueblo Mechanical and Controls LLC
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 8.98%, 08/23/28		484	478,813
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 8.98%, 08/23/28		698	690,246
RBS Buyer, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.41%, 07/31/31		2,025	2,077,342
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.42%, 05/31/30		3,665	3,665,116
			8,627,116
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials — 0.2%
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.24%, 02/01/28(c)	USD	1,649	$ 1,286,163
Consumer Finance(c) — 0.1%
Barri Financial Group LLC, Term Loan, (1-mo. CME Term SOFR + 8.25%), 11.99%, 12/14/27		376	340,909
Lucky U.S. Buyerco LLC
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 11.92%, 03/29/29		10	9,913
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.25% and 2.00% PIK), 11.92%, 03/29/29(g)		85	82,702
			433,524
Containers & Packaging — 0.0%
Brook & Whittle Holding Corp., 2025 Term Loan C, 03/14/29(c)(d)(j)(l)		3,480	—
Distributors — 0.4%
Johnstone Supply LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.87%, 06/09/31		2,143	2,139,618
Diversified Consumer Services — 1.7%
Express Wash Acquisition Co. LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.92%, 04/10/31(c)		4,675	4,371,133
Fusion Holding Corp.(c)
Revolver, (Prime + 5.25%), 11.98%, 09/15/28		5	4,578
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50% and 2.00% PIK), 10.16%, 09/14/29(g)		226	197,795
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.48%, 06/12/30		1,029	989,481
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 7.67%, 08/11/28		1,454	1,128,490
Mckissock Investment Holdings LLC
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.83%, 03/12/29		130	110,099
Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 03/12/29		901	764,739
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 9.99%, 12/15/26		108	106,988
University Support Services LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.39%, 02/10/29		989	973,631
			8,646,934
Diversified Telecommunication Services — 2.1%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		4,916	5,009,212
Aventiv Technologies LLC
2025 5th Amendment Incremental Bridge Loan, (3- mo. CME Term SOFR at 1.00% Floor + 10.00%), 13.93%, 09/30/26		3,000	3,022,500
2026 8th Amendment Incremental Bridge Loan, (3- mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.91%, 09/30/26		44	43,151
Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.74%, 10/15/29		2,842	2,760,917
			10,835,780
Security		Par (000)	Value
Electric Utilities — 0.3%
MRP Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 06/04/32	USD	1,472	$ 1,476,085
Electrical Equipment — 0.3%
Forgent Power LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 12/20/32		1,265	1,266,726
Sparkstone Electrical Group(c)
Revolver, (3-mo. CME Term SOFR + 5.25%), 8.93%, 10/15/31		6	5,024
Term Loan, (3-mo. CME Term SOFR + 5.25%), 8.89%, 10/15/31		55	45,097
			1,316,847
Electronic Equipment, Instruments & Components(c) — 0.6%
Dwyer Instruments, Inc., 2026 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.44%, 07/20/29		1,934	1,914,449
Emerald Technologies U.S. Acquisitionco, Inc.
2026 7th Amendment Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.25%), 4.88%, 12/31/29		1,367	820,144
Revolver, (1-mo. CME Term SOFR + 6.00%), 9.85%, 12/29/26(d)(j)		516	305,924
			3,040,517
Entertainment — 1.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 06/03/33		735	735,224
Kid Distro Holdings LLC(c)
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 7.92%, 10/01/29		352	347,521
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 7.92%, 10/01/29		3,229	3,191,611
Streamland Media Midco LLC(c)
2025 2nd Amendment First Out Delayed Draw TL, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.48%, 04/02/29		5	5,313
2025 2nd Amendment First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.49%, 04/02/29		32	27,548
2025 2nd Amendment Last Out Term Loan, 04/02/29(d)(j)(l)		29	7,321
2025 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.49%, 04/02/29		5	3,888
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (1-day CME Term SOFR + 4.75%), 8.48%, 04/02/29		3,536	3,181,998
			7,500,424
Financial Services — 3.8%
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 08/09/30		2,183	2,176,581
Empower Payments Investor LLC(c)
2025 3rd Amendment Delayed Draw Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 03/12/31		1,480	1,459,084
2025 3rd Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 03/12/31		4,922	4,851,394

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Nxgen Buyer, Inc.(c)
2024 11th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.39%, 11/01/27	USD	3,777	$ 3,743,188
2024 11th Amendment Revolver, (Prime + 3.75%), 10.50%, 11/01/27		52	51,679
2025 12th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.39%, 11/01/27		272	269,438
Oak Funding LLC, Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 12/02/32(c)		6,070	5,973,011
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.23%, 07/30/32		1,370	1,350,324
			19,874,699
Food Products — 0.2%
JP Intermediate B LLC(c)
2025 Takeback Term Loan A, 03/31/31(d)(j)(l)		578	305,146
2025 Term Loan (2030), (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 10.73%, 09/30/30		160	158,703
PFI Lower Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.64%, 12/01/32		682	685,494
			1,149,343
Health Care Equipment & Supplies — 2.3%
Agiliti Health, Inc., 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 6.58%, 05/01/30		1,381	1,329,979
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.39%, 01/15/31		8,239	8,249,422
Ensemble RCM LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/09/33		2,129	2,120,446
			11,699,847
Health Care Providers & Services — 10.7%
AB Centers Acquisition Corp., 2025 3rd Amendment Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.89%, 07/02/31(c)		6,135	6,103,230
ADMI Corp.
2021 Incremental Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.51%, 12/23/27		1,466	1,307,382
2023 Term Loan B5, (1-mo. CME Term SOFR + 5.75%), 9.39%, 12/23/27		2,374	2,223,416
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, 01/15/27(l)		4,492	4,503,189
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR + 9.00%), 12.84%, 11/15/26(c)		2,266	333,080
CareRing Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 05/04/28(c)		662	651,655
CBI-Gator Acquisition LLC(c)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.32%, 10/25/27		236	227,589
Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 5.75% and 0.75% PIK), 10.32%, 10/25/27(g)		2,808	2,709,390
Charlotte Buyer, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.14%, 06/30/31		1,011	1,008,703
Security		Par (000)	Value
Health Care Providers & Services (continued)
Compsych Investments Corp., 2024 Term Loan, (1-day CME Term SOFR at 0.75% Floor + 4.75%), 8.41%, 07/22/31(c)	USD	3,267	$ 3,266,651
EyeCare Partners LLC, 2024 Third Out Term Loan C, 11/30/28(d)(j)(l)		7	1,165
Ivyrehab Intermediate II LLC, 2024 2nd Amendment Tranche A Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.01%, 04/23/29(c)		99	98,698
IvyRehab Intermediate II LLC, 2025 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.78%, 04/23/29(c)		2,822	2,807,366
Lumexa Imaging, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 12/17/32		1,661	1,662,499
NP Kaba Mergersub, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.23%, 01/31/33(c)		4,465	4,380,781
Onex TSG Intermediate Corp., 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 08/06/32		857	861,206
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.14%, 12/12/31		2,981	2,980,509
Pathway Vet Alliance LLC, 2025 Tranche A Term Loan A, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.66%, 06/30/28		5,609	5,609,401
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.67%, 05/05/28(c)		2,853	2,808,648
Precision Medicine Group LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 08/20/32		1,135	1,127,948
PTSH Intermediate Holdings, LLC, 2026 6th Amendment Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.73%, 01/10/33(c)		2,894	2,839,368
Quorum Health Corp., 2020 Term Loan, 01/28/28(c)(d)(j)(l)		3,919	2,861,102
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 09/27/30		1,419	1,420,484
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		1,893	1,892,728
TTF Holdings LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 07/18/31		2,446	1,781,945
			55,468,133
Health Care Technology — 2.5%
Appriss Health LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 8.49%, 05/05/28(c)		691	690,686
DNAnexus, Inc.(c)
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.89%, 12/18/29		5	4,400
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.89%, 12/18/29		25	24,800
ESO Solutions, Inc.(c)
2024 Incremental Term Loan, (1-day CME Term SOFR at 1.00% Floor + 7.00%), 9.17%, 05/03/27		964	945,393
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.16%, 05/03/27		207	202,579
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.17%, 05/03/27		3,696	3,626,089
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Technology (continued)
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.77%, 10/02/28(c)	USD	994	$ 966,969
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.83%, 10/01/27		969	953,759
MRO Parent Corp., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 06/09/32(c)		4,227	4,197,724
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 11/26/31		1,361	1,326,903
			12,939,302
Hotels, Restaurants & Leisure — 5.7%
Birdie Bidco, Inc.(c)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.45%, 11/17/32		138	136,115
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50% and 2.25% PIK), 8.48%, 11/17/32(g)		2,819	2,780,075
Catawba Nation Gaming Authority, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.41%, 03/29/32		1,466	1,463,491
Gympass, 2024 2nd Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 3.25% and 3.25% PIK), 10.26%, 08/29/29(c)(g)		4,985	4,985,125
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 05/27/32		1,416	1,417,146
Oravel Stays Singapore Pte. Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.73%, 01/08/30		4,951	5,102,977
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.60%, 10/01/32		2,601	2,601,048
SGH2 LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.23%, 08/18/32(c)		1,466	1,462,862
Showtime Acquisition LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.39%, 08/16/31		4,881	4,829,411
Stonebridge Cos. LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.64%, 05/16/31(c)		3,226	3,258,045
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 07/01/32		1,402	1,401,188
Wellhub Inc., Term Loan, (1-mo. CME Term SOFR + 3.25% and 3.25% PIK), 10.26%, 07/08/27(c)(g)		290	289,652
			29,727,135
Household Durables — 1.4%
HP PHRG Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.73%, 02/20/32		4,950	4,911,637
Razor Group GmbH(c)(d)(j)(l)
2025 Tranche Term Loan 2 A, 12/20/29		236	—
2025 Tranche Term Loan 2 B, 12/20/29		104	—
2025 Tranche Term Loan 3 B, 12/20/29		1,571	—
Sellerx(c)
2025 Revolver, (3-mo. CME Term SOFR + 5.00%), 8.73%, 06/25/29		1,219	1,218,489
Security		Par (000)	Value
Household Durables (continued)
Sellerx(c) (continued)
2025 Tranche A1 Term Loan, (3-mo. CME Term SOFR + 9.00%), 12.73%, 12/31/28	USD	809	$ 563,533
2025 Tranche A2 Term Loan, (3-mo. CME Term SOFR + 9.00%), 12.73%, 12/31/28		808	563,205
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3- mo. CME Term SOFR + 7.50%), 11.49%, 12/31/29		28	24,376
			7,281,240
Household Products — 0.0%
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31		74	48,398
Independent Power and Renewable Electricity Producers — 0.2%
Jackson Generation LLC, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.25%, 07/08/33(c)		944	944,116
Insurance — 2.5%
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 5.25%), 9.66%, 03/15/30(c)		602	501,640
Acrisure LLC
2024 1st Lien Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 11/06/30		1,372	1,238,242
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 06/21/32		763	687,436
Goosehead Insurance Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.64%, 01/08/32(c)		299	294,544
HIG Operations Holdings, Inc.(c)
2025 6th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 06/11/31		4,227	4,227,320
2025 6th Amendment Tranche A DDTL, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.14%, 06/11/31		683	682,927
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		1,414	1,351,019
Liberty Co. Insurance Brokers LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.38%, 10/15/32(c)		1,229	1,155,636
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 07/02/31		1,448	1,401,037
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 10/16/31		1,454	1,450,470
			12,990,271
Interactive Media & Services — 0.5%
MH Sub I LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.89%, 05/03/28		2,741	2,660,684
IT Services — 3.2%
Acquia, Inc.(c)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.83%, 10/30/26		36	33,003
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.83%, 10/30/26		481	441,468

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Applause App Quality, Inc.(c)
2024 7th Amendment Refinancing Revolver, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 9.68%, 10/24/29	USD	1	$ 754
2024 7th Amendment Refinancing Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 9.74%, 10/24/29		81	75,475
Delta TopCo, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 11/30/29		4,633	4,375,826
HS Purchaser LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.77%, 05/21/29		3,832	2,885,047
Intercept Bidco, Inc., Term Loan, (1-day CME Term SOFR at 1.00% Floor + 5.75%), 9.41%, 06/03/30(c)		3,602	3,537,246
Madison Logic Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 7.00%), 10.64%, 12/30/28(c)		89	74,942
Oceankey U.S. II Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.24%, 12/15/28		2,176	2,080,696
SMX Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 02/06/32		2,438	2,339,156
Suited Connector LLC(c)
2026 Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.73%, 03/29/30		73	73,351
Revolver, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.66%, 03/29/30		911	911,013
			16,827,977
Leisure Products — 0.3%
GSM Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.73%, 09/30/31		1,466	1,465,784
Life Sciences Tools & Services — 2.0%
Advarra Holdings, Inc., 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.14%, 09/15/31(c)		6,048	6,048,224
Alcami Corp.(c)
2026 2nd Amendment Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.26%, 12/21/29		1	588
2026-1 Refinancing Closing Date Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.23%, 12/21/29		5	5,014
2026-1 Term Loan, (3-mo. CME Term SOFR + 5.50%), 9.17%, 12/21/29		69	68,298
WCG Intermediate Corp., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 02/25/32		4,090	4,056,641
			10,178,765
Machinery — 1.7%
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.14%, 02/10/33		3,643	3,571,182
Sonny’s Enterprises LLC(c)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 9.30%, 08/05/28		3,738	3,584,422
Security		Par (000)	Value
Machinery (continued)
Sonny’s Enterprises LLC(c) (continued)
2024 1st Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.31%, 08/05/28	USD	92	$ 88,504
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		1,339	1,344,513
			8,588,621
Media — 0.9%
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 7.33%, 06/18/29		1,501	1,352,974
MSM Acquisitions, Inc.(c)(d)(j)(l)
2021 Delayed Draw Term Loan, 12/09/26		83	50,551
Delayed Draw Term Loan, 12/09/26		357	217,760
Revolver, 12/09/26		150	91,310
Term Loan, 12/09/26		1,083	660,471
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 10/17/31		2,522	2,370,053
			4,743,119
Metals & Mining — 0.3%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.14%, 07/31/31		1,464	1,461,124
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 02/11/33		2,934	2,936,440
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.75%), 10.57%, 12/23/26(c)		80	78,468
Passenger Airlines — 0.5%
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.43%, 08/27/29		1,471	1,305,231
OneSky Flight LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 02/17/33		1,375	1,378,244
			2,683,475
Personal Care Products(c) — 0.3%
Supergoop LLC
Revolver, (3-mo. CME Term SOFR + 5.75%), 9.50%, 12/29/27		270	249,392
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 9.51%, 12/29/28		1,146	1,056,734
			1,306,126
Pharmaceuticals — 0.7%
Alkermes, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.48%, 08/12/31(c)		790	792,502
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 08/01/32		1,355	1,358,986
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 04/23/31		1,489	1,488,637
			3,640,125
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services — 6.4%
Chronicle Bidco, Inc.(c)
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 04/15/31	USD	61	$ 60,644
2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.67%, 04/15/31		1,086	1,074,885
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.73%, 04/01/32		744	722,044
CohnReznick LLP, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/31/32		704	684,679
DTI Holdco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 7.64%, 04/26/29		6,397	5,805,246
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.39%, 06/02/31		1,664	1,580,465
Job & Talent USA, Inc.(c)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.39%, 10/13/28		2,076	1,976,570
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.39%, 10/13/28		519	494,143
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.39%, 10/13/28		1,557	1,482,428
Jobandtalent USA, Inc., 2026 PIK Liquidity Facility, (1- mo. CME Term SOFR + 10.00%), 13.64%, 10/15/28(c)		328	745,188
Lighthouse Parent Holdings, Inc.(c)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.66%, 12/22/31		26	25,565
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.67%, 12/22/31		59	58,370
Medical Solutions Holdings, Inc.
2026 Class A-2 First Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.05%, 11/01/30		— (m)	12
2026 Exchange FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.30%, 11/01/30		23	4,759
2026 Exchange FLTO Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 7.00%), 10.80%, 11/03/31		39	4,657
Pico Quantitative Trading Holdings LLC(c)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.18%, 02/08/27		404	404,055
2024 10th Amendment Term Loan, (1-day CME Term SOFR at 1.50% Floor + 7.25%), 11.02%, 02/08/27		3,344	3,343,507
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.18%, 02/08/27		439	442,850
Research Now Group LLC
2024 First Lien First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.90%, 07/15/28		2,743	2,583,158
2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.40%, 10/15/28		5,664	2,190,194
Security Services Acquisition Sub Corp.(c)
2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.49%, 09/30/27		514	510,184
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 9.49%, 09/30/27		920	914,441
Security		Par (000)	Value
Professional Services (continued)
Security Services Acquisition Sub Corp.(c) (continued)
2024 Term Loan, (1-day CME Term SOFR at 1.00% Floor + 5.75%), 9.49%, 09/30/27	USD	1,826	$ 1,814,040
Skopima Merger Sub, Inc., 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 05/12/28		2,484	2,042,734
SumUp Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (6-mo. CME Term SOFR at 1.50% Floor + 6.50%), 9.17%, 04/22/31(c)		4,000	4,000,000
Vensure Employer Services, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.72%, 09/29/31(c)		96	95,720
			33,060,538
Real Estate Management & Development(c) — 1.0%
1475 Holdings LLC
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.89%, 01/18/30		3	2,835
Term Loan, (1-mo. CME Term SOFR + 5.25%), 8.89%, 01/18/30		79	77,977
SitusAMC Holdings Corp., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.23%, 05/14/31		4,912	4,907,583
			4,988,395
Residential REITs(c) — 0.8%
Greystone Affordable Housing Initiatives LLC
2022 Term Loan, (1-mo. CME Term SOFR at 1.25% Floor + 6.50%), 10.26%, 03/08/27		1,636	1,625,892
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 10.06%, 03/02/27		2,800	2,760,800
			4,386,692
Retail REITs — 0.4%
PREIT Associates LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 10.62%, 04/01/29		2,256	2,286,087
Software — 17.5%
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 9.98%, 06/27/29(c)		4,167	4,167,321
Aras Corp.(c)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 8.73%, 04/13/29		438	434,093
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.73%, 04/13/29		3,547	3,511,704
Beekeeper Buyer, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.98%, 06/30/31(c)		3,009	2,957,912
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		796	714,717
Bullhorn, Inc.(c)
2019 Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.64%, 10/01/29		37	35,572
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.64%, 10/01/29		4,064	3,942,072
2024 8th Amendment Delayed Draw Term Loan 1, (1-day CME Term SOFR + 5.00%), 8.64%, 10/01/29		544	527,253
2025 8th Amendment Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.64%, 10/01/29		63	60,864

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Bynder Holding BV(c)
Term Loan Tranche A, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 9.67%, 01/26/29	USD	15	$ 14,848
Term Loan Tranche B, (3-mo. CME Term SOFR at -5.00% Floor + 6.00%), 9.67%, 01/26/29		54	53,825
Central Parent Inc., 2026 CoOp Steerco Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.98%, 07/06/29		1,322	854,671
CivicPlus LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.25% and 2.75% PIK), 9.67%, 08/23/30(c)(g)		1,878	1,861,022
Clever Devices Ltd.(c)
Revolver, (1-day CME Term SOFR at 1.00% Floor + 6.00%), 11.30%, 06/12/30		738	737,969
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 7.00%, 06/12/30		2,604	2,603,554
Docupace Technologies LLC(c)
Delayed Draw Term Loan B, (3-mo. CME Term SOFR + 5.75%), 9.48%, 07/15/30		449	423,495
Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.23%, 07/15/30		2,064	1,948,077
Douglas Holdings, Inc., PIK Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.23%, 07/15/30(c)		324	305,671
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.44%, 01/06/27(c)		1,342	1,217,508
Emburse, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 7.98%, 05/28/32(c)		3,684	3,643,684
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.16%, 08/07/28(c)		250	197,819
Firstup, Inc.(c)(l)
Amendment No. 2 Term Loan, 07/13/27		427	390,666
Term Loan, 07/13/27		4,155	3,801,540
G-3 Apollo Acquisition Corp.(c)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.69%, 03/10/31		2	2,381
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.66%, 03/10/31		66	66,660
GC Champion Acquisition LLC(c)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.68%, 08/21/28		47	46,627
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 8.68%, 08/21/28		2,976	2,943,282
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.14%, 01/30/32		1,197	1,144,543
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 2.88% and 3.38% PIK), 9.89%, 09/30/31(c)(g)		94	91,512
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.50% and 3.50% PIK), 13.83%, 10/22/27(c)(g)		1,194	1,092,273
HSI Halo Acquisition, Inc.(c)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.66%, 06/30/31		204	202,294
2024 Term Loan, (1-day CME Term SOFR at 0.75% Floor + 5.00%), 8.66%, 06/30/31		2,275	2,252,017
Integratecom, Inc.(c)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.63%, 12/15/27		104	98,170
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.63%, 12/15/27		140	132,265
Security		Par (000)	Value
Software (continued)
Integratecom, Inc.(c) (continued)
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.63%, 12/15/27	USD	1,638	$ 1,545,128
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.48%, 10/07/32		1,521	1,078,895
Kaseya, Inc.
2025 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 03/22/32		2,708	2,083,885
2025 2nd Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.66%, 03/21/33		1,473	885,816
Keep Truckin, Inc.(c)
2024 Term Loan, (1-day CME Term SOFR at 1.00% Floor + 7.25%), 11.01%, 04/08/27		500	503,500
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.01%, 04/08/27		988	995,010
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.01%, 04/08/27		1,512	1,522,490
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.01%, 04/08/27		2,000	2,014,000
Lightspeed Solution LLC(c)
2025 2nd Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.65%, 03/01/28		92	90,923
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.65%, 03/01/28		28	27,259
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 9.65%, 03/01/28		417	413,297
LogicMonitor, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 11/19/31(c)		200	193,038
Magenta Security Holdings LLC, 2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 9.91%, 07/27/28		4,069	3,979,610
Mitchell International, Inc., 2026 Add-on Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.64%, 06/17/31		1,358	1,289,907
Oak Purchaser, Inc.(c)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.23%, 05/31/28		64	62,847
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.23%, 05/31/28		262	258,783
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.23%, 05/31/28		1,439	1,433,397
Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 05/31/28		58	57,335
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.23%, 05/31/28		2,159	2,150,095
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.38%, 11/15/32		610	593,297
Pluralsight, Inc.(c)
2024 First Priority Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.00% and 1.50% PIK), 8.14%, 08/22/29(g)		426	344,770
2024 Second Priority Term Loan B, 08/22/29(d)(j)(l)		772	9,264
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.00% and 1.50% PIK), 8.14%, 08/22/29(g)		228	184,642
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		5,638	4,877,579
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.98%, 10/26/30		1,419	1,021,221
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.73%, 08/31/28	USD	2,756	$ 2,655,890
Red Planet Borrower LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 09/08/32		2,379	2,376,082
Rocket Software, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.39%, 11/28/28		3,806	3,608,303
Serrano Parent LLC(c)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.15%, 05/13/30		2	1,940
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.15%, 05/13/30		90	81,042
Smarsh, Inc.(c)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.48%, 02/16/29		42	39,495
2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.42%, 02/16/29		55	50,999
2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.48%, 02/16/29		1,714	1,601,143
SonicWall U.S. Holdings, Inc., 2026 FL20 Term Loan 1, 04/26/30(c)(l)		216	84,053
Sophos Holdings LLC, 2025 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.26%, 03/05/27		1,755	1,623,814
Storable Intermediate Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 04/16/31		448	398,387
Thunder Purchaser, Inc.(c)
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.13%, 06/30/28		683	674,618
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.13%, 06/30/28		383	377,786
2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.13%, 06/30/28		3,026	2,987,065
Trading Tech International, Inc.(c)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.91%, 11/04/32		911	892,531
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.91%, 11/04/32		2,732	2,677,593
Zilliant, Inc.(c)(d)(j)(l)
Delayed Draw Term Loan, 12/21/27		328	58,977
Revolver, 12/21/27		148	26,667
Term Loan, 12/21/27		1,789	322,100
			90,632,354
Specialty Retail — 1.3%
Arrow Purchaser, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 10.74%, 04/17/28(c)		432	431,687
Great Outdoors Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 6.89%, 01/23/32		1,462	1,465,819
Men’ s Wearhouse LLC (The), 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.41%, 01/28/31		258	260,264
Security		Par (000)	Value
Specialty Retail (continued)
Michaels Cos., Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.00%), 8.73%, 03/15/33	USD	1,201	$ 1,193,504
Petco Health & Wellness Co., Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.98%, 02/03/31		2,617	2,583,360
Staples, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.75%), 9.41%, 09/04/29		1,092	1,012,393
			6,947,027
Trading Companies & Distributors — 0.5%
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.64%, 04/30/32		1,450	1,446,642
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.07%, 08/31/29(c)		1,388	1,387,805
			2,834,447
Wireless Telecommunication Services — 0.9%
OpenMarket, Inc., 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 8.98%, 06/11/29(c)		4,863	4,790,929
Total Floating Rate Loan Interests — 89.0% (Cost: $485,429,948)			461,772,733

	Shares
Investment Companies
H-Food Holdings LLC(d)	671	11,575
Igloo Parent Holdings LLC(c)(d)(n)	21	—
		11,575
Total Investment Companies — 0.0% (Cost: $31,277)		11,575
Preferred Securities
Preferred Stocks — 0.6%
Commercial Services & Supplies — 0.0%
Kellermeyer Bergensons Services LLC, 11/07/26(c)(d)	45,118	—
Containers & Packaging — 0.0%
Labels Buyer LLC, 12.00%(d)	14	11,480
Entertainment — 0.0%
Streamland Media Holdings LLC, (Acquired 03/31/25, Cost: $42,479)(c)(d)(e)	264	—
Financial Services — 0.0%
WorldRemit Ltd., Series X, (Acquired 06/24/24, Cost: $0)(c)(d)(e)	136	16,607
Household Durables(c)(d) — 0.0%
Razor Group GMBH Priority 4, 08/18/30	696,280	7
Razor Group GMBH Priority 5C, 08/18/30	2,815,464	28
Sellerx, Series Z, 06/27/30	4,707,471	47
		82

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 12/31/79(c)(e)	85	$ 85,807
Interactive Media & Services — 0.5%
StubHub, Inc., Series K, 12/31/49(c)(d)	3,000	2,532,909
IT Services — 0.0%
Suited Connector LLC, 12/31/28(c)(d)(f)	2,377,715	71,308
Professional Services(c)(d)(e) — 0.1%
Job and Talent Holding Ltd.
Series F-1, (Acquired 02/12/25, Cost: $213,159)	16,953	332,481
Series F-3, (Acquired 02/12/25, Cost: $0)	1,130	2,115
		334,596
Software(d) — 0.0%
Veritas Newco
Series G, 12/31/49	219	4,380
Series G-1, 12/31/49	161	3,139
		7,519
		3,060,308
Total Preferred Securities — 0.6% (Cost: $5,021,555)		3,060,308
Warrants
Containers & Packaging — 0.0%
Labels Buyer LLC(d)	14	35
Electronic Equipment, Instruments & Components — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(c)(d)	460	92
Financial Services — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(c)(d)	1,596	1,791
Professional Services(c)(d) — 0.0%
Pico Quantitative Trade Holding LLC, (Acquired 02/07/20, Cost: $—), (Issued 02/07/20, Expires 02/07/30)(e)(f)	142	22,441
Research Now, Inc., (Issued 07/15/24, Exercisable 07/15/29, Expires 07/15/29, Strike Price USD 37.72)	2,857	29
		22,470
Software — 0.0%
Motive Technologies, Inc., (Expires 12/31/49)(c)(d)	75,000	73,500
Total Warrants — 0.0% (Cost: $29)		97,888
Total Long-Term Investments — 107.8% (Cost: $588,474,091)		559,239,058
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(n)(o)	8,752,914	$ 8,752,914
Total Short-Term Securities — 1.7% (Cost: $8,752,914)		8,752,914
Total Investments — 109.5% (Cost: $597,227,005)		567,991,972
Liabilities in Excess of Other Assets — (9.5)%		(49,335,542)
Net Assets — 100.0%		$ 518,656,430

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $459,453, representing 0.1% of its net assets as of period end, and an original cost of $2,324,453.

(f)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Rounds to less than 1,000.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 20,588,195	$ —	$ (11,835,281)(a)	$ —	$ —	$ 8,752,914	8,752,914	$ 168,970	$ —
Igloo Parent Holdings LLC	1,747,103	—	(1,747,000)	—	(103)	—	21	—	—
				$ —	$ (103)	$ 8,752,914		$ 168,970	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended June 30, 2026, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (5,759)	$ —	$ (5,759)
Forward foreign currency exchange contracts	—	—	—	(108,516)	—	—	(108,516)
Swaps	—	148,974	—	—	—	—	148,974
	$ —	$ 148,974	$ —	$ (108,516)	$ (5,759)	$ —	$ 34,699
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (24,657)	$ —	$ (24,657)
Forward foreign currency exchange contracts	—	—	—	210,699	—	—	210,699
Swaps	—	(149,197)	—	—	—	—	(149,197)
	$ —	$ (149,197)	$ —	$ 210,699	$ (24,657)	$ —	$ 36,845
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Average notional value of contracts — short	— (a)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,888,981
Average amounts sold — in USD	114,705
Credit default swaps:
Average notional value — sell protection	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 40,361,307	$ —	$ 40,361,307

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$ 47,654	$ 148,443	$ 196,097
Corporate Bonds	—	50,081,344	—	50,081,344
Fixed Rate Loan Interests	—	1,511,839	2,145,967	3,657,806
Floating Rate Loan Interests	—	225,917,940	235,854,793	461,772,733
Investment Companies	—	11,575	—	11,575
Preferred Securities
Preferred Stocks	—	18,999	3,041,309	3,060,308
Warrants	—	35	97,853	97,888
Short-Term Securities
Money Market Funds	8,752,914	—	—	8,752,914
Unfunded Floating Rate Loan Interests(a)	—	2,367	62,056	64,423
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(286,106)	(265,981)	(552,087)
	$8,752,914	$317,666,954	$241,084,440	$567,504,308

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $48,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ 55,022	$ 2,460,086	$ 3,195,748	$ 242,932,932	$ 1,747,103	$ 5,859,554	$ (710,813)
Transfers into Level 3(a)	—	—	—	22,433,379	—	—	—
Transfers out of Level 3(b)	(3,801)	(2,460,086)	(774,911)	(13,765,726)	—	(8,850)	737,502
Accrued discounts/premiums	—	—	6,369	87,529	—	—	—
Net realized gain (loss)	(1)	—	107	300,865	—	1,396,298	—
Net change in unrealized appreciation (depreciation)(c)(d)	(109,410)	—	(233,271)	(2,597,093)	(103)	(2,194,016)	(230,614)
Purchases	207,229	—	5,114	31,449,751	—	65,625	—
Sales	(596)	—	(53,189)	(44,986,844)	(1,747,000)	(2,077,302)	—
Closing balance, as of June 30, 2026	$ 148,443	$ —	$ 2,145,967	$ 235,854,793	$ —	$ 3,041,309	$ (203,925)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (109,410)	$ —	$ (233,271)	$ (5,158,699)	$ (103)	$ (2,194,016)	$ (244,753)

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 101,408	$ 255,641,040
Transfers into Level 3(a)	—	22,433,379
Transfers out of Level 3(b)	—	(16,275,872)
Accrued discounts/premiums	—	93,898
Net realized gain (loss)	—	1,697,269
Net change in unrealized appreciation (depreciation)(c)(d)	(3,555)	(5,368,062)
Purchases	—	31,727,719
Sales	—	(48,864,931)
Closing balance, as of June 30, 2026	$ 97,853	$ 241,084,440
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026(d)	$ (3,555)	$ (7,943,807)

(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)
As of December 31, 2025, the Fund used significant unobservable  inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2026
BlackRock HPS Credit Strategies Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $17,287,296.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$218,505,286	Income	Discount Rate	8% - 27%	11%
		Market	Revenue Multiple	0.33x -3.00x	1.09x
			EBITDA Multiple	5.25x - 14.00x	9.62x

Common Stock	6,841	Market	EBITDA Multiple	9.75x	—

Fixed Rate Loan Interests	2,145,967	Income	Discount Rate	23%	—

Preferred Stocks	3,041,226	Income	Discount Rate	18%	—
		Market	Revenue Multiple	0.35x	—
			Time to Exit	2.0 years	—
			Volatility	40%	—

Warrants	97,824	Market	Revenue Multiple	7.25x	—
			Time to Exit	1.0 - 2.0 years	1.9 years
			Volatility	45% - 60%	46%
			EBITDA	4.25x	—

	$223,797,144

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Assets and Liabilities (unaudited)
June 30, 2026

BlackRock HPS Credit Strategies Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 559,239,058
Investments, at value — affiliated(b)	8,752,914
Cash	61,464
Foreign currency, at value(c)	45,669
Receivables:
Investments sold	5,414,054
Capital shares sold	1,012,226
Dividends — unaffiliated	2,588
Dividends — affiliated	18,136
Interest — unaffiliated	5,823,609
Unrealized appreciation on unfunded floating rate loan interests	64,423
Prepaid expenses	106,433
Total assets	580,540,574
LIABILITIES
Payables:
Investments purchased	9,291,425
Accounting services fees	25,048
Bank borrowings	48,000,000
Capital shares redeemed	125,000
Custodian fees	63,792
Deferred foreign capital gain tax	18,166
Income dividend distributions	3,119,965
Interest expense and fees	228,332
Offering costs	59,883
Trustees’ and Officer’s fees	41,865
Recoupment of past waived fees	63,287
Other accrued expenses	40,735
Professional fees	92,386
Service and distribution fees	69,523
Transfer agent fees	92,650
Unrealized depreciation on unfunded floating rate loan interests	552,087
Total liabilities	61,884,144
Commitments and contingent liabilities
NET ASSETS	$ 518,656,430
NET ASSETS CONSIST OF
Paid-in capital	$ 634,424,362
Accumulated loss	(115,767,932)
NET ASSETS	$ 518,656,430
(a) Investments, at cost—unaffiliated	$588,450,474
(b) Investments, at cost—affiliated	$8,776,531
(c) Foreign currency, at cost	$45,884
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

BlackRock HPS Credit Strategies Fund
NET ASSET VALUE
Institutional
Net assets	$ 401,657,031
Shares outstanding	50,307,142
Net asset value	$ 7.98
Shares authorized	Unlimited
Par value	$0.001
Class A
Net assets	$ 70,232,766
Shares outstanding	8,751,677
Net asset value	$ 8.03
Shares authorized	Unlimited
Par value	$0.001
Class J
Net assets	$ 463,917
Shares outstanding	57,937
Net asset value	$ 8.01
Shares authorized	Unlimited
Par value	$0.001
Class U
Net assets	$ 46,111,755
Shares outstanding	5,767,424
Net asset value	$ 8.00
Shares authorized	Unlimited
Par value	$0.001
Class W
Net assets	$ 190,961
Shares outstanding	23,787
Net asset value	$ 8.03
Shares authorized	Unlimited
Par value	$0.001
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Operations (unaudited)
Six Months Ended June 30, 2026

BlackRock HPS Credit Strategies Fund
INVESTMENT INCOME
Dividends — unaffiliated	$2,488
Dividends — affiliated	168,970
Interest — unaffiliated	24,137,844
Payment-in-kind interest — unaffiliated	1,115,677
Other income — unaffiliated	1,226,712
Foreign taxes withheld	(5,769)
Total investment income	26,645,922
EXPENSES
Investment advisory	2,860,562
Service and distribution — class specific	465,996
Professional	412,985
Transfer agent — class specific	254,845
Custodian	83,119
Trustees and Officer	81,225
Accounting services	50,232
Registration	35,257
Recoupment of past waived and/or reimbursed fees — class specific	30,007
Recoupment of past waived and/or reimbursed fees	20,459
Printing and postage	16,928
Miscellaneous	70,788
Total expenses excluding interest expense	4,382,403
Interest expense and fees — unaffiliated	1,387,561
Total expenses	5,769,964
Less:
Fees waived and/or reimbursed by the Manager	(2,860,562)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(4,492)
Total expenses after fees waived and/or reimbursed	2,904,910
Net investment income	23,741,012
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(514,876)
Forward foreign currency exchange contracts	(108,516)
Foreign currency transactions	10,088
Futures contracts	(5,759)
Swaps	148,974
(470,089)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(a)	(12,870,810)
Investments — affiliated	(103)
Forward foreign currency exchange contracts	210,699
Foreign currency translations	(3,689)
Futures contracts	(24,657)
Swaps	(149,197)
Unfunded floating rate loan interests	210,497
(12,627,260)
Net realized and unrealized loss	(13,097,349)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,643,663
(a) Net of increase in deferred foreign capital gain tax of	$(11,148)
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets

	BlackRock HPS Credit Strategies Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,741,012	$49,339,865
Net realized loss	(470,089)	(25,658,637)
Net change in unrealized appreciation (depreciation)	(12,627,260)	7,751,461
Net increase in net assets resulting from operations	10,643,663	31,432,689
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(18,363,675)(b)	(39,070,075)
Class A	(3,125,814)(b)	(8,638,427)
Class J	(19,645)(b)	(40,917)
Class U	(1,927,989)(b)	(3,992,391)
Class W	(7,814)(b)	(16,306)
Decrease in net assets resulting from distributions to shareholders	(23,444,937)	(51,758,116)
CAPITAL SHARE TRANSACTIONS
Shares sold and issued	32,539,229	114,132,985
Reinvestment of distributions	4,500,805	12,772,693
Shares redeemed	(67,262,806)	(151,217,648)
Net decrease in net assets derived from capital share transactions	(30,222,772)	(24,311,970)
NET ASSETS
Total decrease in net assets	(43,024,046)	(44,637,397)
Beginning of period	561,680,476	606,317,873
End of period	$518,656,430	$561,680,476

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Cash Flows (unaudited)
Six Months Ended June 30, 2026

BlackRock HPS Credit Strategies Fund
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$10,643,663
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	187,306,786
Purchases of long-term investments	(197,178,707)
Net proceeds from sales of short-term securities	9,609,189
Amortization of premium and accretion of discount on investments and other fees	(736,633)
Paid-in-kind income	(1,115,677)
Net realized loss on investments	516,722
Net unrealized (appreciation) depreciation on investments, swaps, forward foreign currency exchange contracts, foreign currency translations and unfunded floating rate loan interests	12,427,988
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	20,270
Dividends — unaffiliated	34,772
From the Manager	20,459
Interest — unaffiliated	1,821,104
Variation margin on futures contracts	7,125
Prepaid expenses	5,503
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(8,973)
Custodian fees	4,380
Deferred foreign capital gain tax	11,148
Interest expense and fees	27,288
Trustees’ and Officer’s fees	41,442
Recoupment of past waived fees	50,466
Other accrued expenses	(10,161)
Professional fees	(101,048)
Service and distribution fees	(15,734)
Transfer agent fees	59,781
Variation margin on futures contracts	(3,908)
Variation margin on centrally cleared swaps	(2,802)
Net cash provided by operating activities	23,434,443
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(19,185,741)
Payments for bank borrowings	(47,000,000)
Net payments on redemption of capital shares	(67,351,154)
Proceeds from bank borrowings	75,000,000
Proceeds from issuance of capital shares	33,135,821
Net cash used for financing activities	(25,401,074)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(567)
CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(1,967,198)
Restricted and unrestricted cash and foreign currency at beginning of period	2,074,331
Restricted and unrestricted cash and foreign currency at end of period	$107,133
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,360,273
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$4,500,805
Consolidated Financial Statements

Consolidated Statement of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2026
BlackRock HPS Credit Strategies Fund
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Cash	$61,464
Foreign currency at value	45,669
$107,133
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock HPS Credit Strategies Fund
	Institutional
	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21

Net asset value, beginning of period	$8.18	$8.47	$8.63	$8.48	$9.96	$10.41
Net investment income(b)	0.36	0.71	0.81	0.88	0.63	0.55
Net realized and unrealized gain (loss)	(0.20)	(0.25)	(0.14)	0.13	(1.43)	(0.28)
Net increase (decrease) from investment operations	0.16	0.46	0.67	1.01	(0.80)	0.27
Distributions(c)
From net investment income	(0.36)(d)	(0.75)	(0.83)	(0.86)	(0.68)	(0.67)
From net realized gain	—	—	—	—	—	(0.05)
Return of capital	—	—	—	(0.00)(e)	—	—
Total distributions	(0.36)	(0.75)	(0.83)	(0.86)	(0.68)	(0.72)
Net asset value, end of period	$7.98	$8.18	$8.47	$8.63	$8.48	$9.96
Total Return(f)
Based on net asset value	2.03%(g)	5.62%	8.06%	12.36%	(8.17)%	2.58%
Ratios to Average Net Assets(h)
Total expenses(i)	2.00%(j)	1.87%	1.72%	2.00%	2.20%(k)	2.12%
Total expenses after fees waived and/or reimbursed	0.93%(j)	1.77%	1.71%	1.99%	2.19%(k)	2.11%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.41%(j)	1.29%	1.35%	1.36%	1.57%(k)	1.66%
Net investment income	9.09%(j)	8.54%	9.48%	10.15%	7.09%	5.30%
Supplemental Data
Net assets, end of period (000)	$401,657	$423,034	$445,710	$321,744	$293,515	$285,729
Borrowings outstanding, end of period (000)	$48,000	$20,000	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$11,805	$29,084	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	28%	84%	45%	35%	55%	55%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21

Expense ratios	1.98%	1.87%	N/A	N/A	2.13%	1.93%

(j)	Annualized.
(k)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.18%, 2.18% and 1.55%, respectively.

See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock HPS Credit Strategies Fund (continued)
	Class A
	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21

Net asset value, beginning of period	$8.22	$8.50	$8.65	$8.50	$9.97	$10.42
Net investment income(b)	0.34	0.66	0.76	0.82	0.57	0.47
Net realized and unrealized gain (loss)	(0.20)	(0.25)	(0.14)	0.13	(1.44)	(0.28)
Net increase (decrease) from investment operations	0.14	0.41	0.62	0.95	(0.87)	0.19
Distributions(c)
From net investment income	(0.33)(d)	(0.69)	(0.77)	(0.80)	(0.60)	(0.59)
From net realized gain	—	—	—	—	—	(0.05)
Return of capital	—	—	—	(0.00)(e)	—	—
Total distributions	(0.33)	(0.69)	(0.77)	(0.80)	(0.60)	(0.64)
Net asset value, end of period	$8.03	$8.22	$8.50	$8.65	$8.50	$9.97
Total Return(f)
Based on net asset value	1.75%(g)	4.93%	7.44%	11.53%	(8.87)%	1.82%
Ratios to Average Net Assets(h)
Total expenses(i)	2.65%(j)	2.54%	2.40%	2.71%	2.87%(k)	2.84%
Total expenses after fees waived and/or reimbursed	1.58%(j)	2.45%	2.40%	2.70%	2.87%(k)	2.82%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.07%(j)	1.97%	2.03%	2.06%	2.25%(k)	2.39%
Net investment income	8.41%(j)	7.86%	8.79%	9.45%	6.34%	4.57%
Supplemental Data
Net assets, end of period (000)	$70,233	$88,750	$112,309	$95,592	$97,062	$116,182
Borrowings outstanding, end of period (000)	$48,000	$20,000	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$11,805	$29,084	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	28%	84%	45%	35%	55%	55%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Amount is greater than $(0.005) per share.
(f)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21

Expense ratios	2.65%	N/A	N/A	N/A	2.80%	2.65%

(j)	Annualized.
(k)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.85%, 2.85% and 2.23%, respectively.

See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock HPS Credit Strategies Fund (continued)
	Class J
	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Period from 11/19/24(b) to 12/31/24

Net asset value, beginning of period	$8.20	$8.48	$8.63
Net investment income(c)	0.35	0.68	0.08
Net realized and unrealized loss	(0.20)	(0.25)	(0.11)
Net increase (decrease) from investment operations	0.15	0.43	(0.03)
Distributions from net investment income(d)	(0.34)(e)	(0.71)	(0.12)
Net asset value, end of period	$8.01	$8.20	$8.48
Total Return(f)
Based on net asset value	1.88%(g)	5.20%	(0.40)%(g)
Ratios to Average Net Assets(h)
Total expenses	2.41%(i)	2.27%	2.71%(i)(j)
Total expenses after fees waived and/or reimbursed	1.34%(i)	2.17%	2.70%(i)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	0.81%(i)	1.69%	2.07%(i)
Net investment income	8.67%(i)	8.13%	7.85%
Supplemental Data
Net assets, end of period (000)	$464	$475	$491
Borrowings outstanding, end of period (000)	$48,000	$20,000	$50,000
Asset coverage, end of period per $1,000 of bank borrowings	$11,805	$29,084	$13,126
Portfolio turnover rate	28%	84%	45%(k)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.69%, 2.68% and 2.05%, respectively.

(k)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock HPS Credit Strategies Fund (continued)
	Class U
	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.19	$8.48	$8.64	$8.50	$9.97	$10.51
Net investment income(c)	0.33	0.65	0.75	0.81	0.58	0.20
Net realized and unrealized gain (loss)	(0.19)	(0.25)	(0.14)	0.13	(1.45)	(0.38)
Net increase (decrease) from investment operations	0.14	0.40	0.61	0.94	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.33)(e)	(0.69)	(0.77)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	—	—	(0.05)
Return of capital	—	—	—	(0.00)(f)	—	—
Total distributions	(0.33)	(0.69)	(0.77)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.00	$8.19	$8.48	$8.64	$8.50	$9.97
Total Return(g)
Based on net asset value	1.75%(h)	4.82%	7.33%	11.41%	(8.87)%	(1.74)%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	2.79%(k)	2.65%	2.46%	2.81%	2.88%(l)	2.80%(k)
Total expenses after fees waived and/or reimbursed	1.71%(k)	2.54%	2.45%	2.80%	2.88%(l)	2.80%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.19%(k)	2.06%	2.09%	2.17%	2.24%(l)	2.47%(k)
Net investment income	8.29%(k)	7.76%	8.75%	9.34%	6.54%	4.23%(k)
Supplemental Data
Net assets, end of period (000)	$46,112	$49,226	$47,606	$44,169	$39,203	$26,076
Borrowings outstanding, end of period (000)	$48,000	$20,000	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$11,805	$29,084	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	28%	84%	45%	35%	55%	55%(m)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	2.77%	2.65%	N/A	N/A	2.82%	2.54%

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.87%, 2.86% and 2.23%, respectively.

(m)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock HPS Credit Strategies Fund (continued)
	Class W
	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.22	$8.50	$8.65	$8.50	$9.97	$10.51
Net investment income(c)	0.34	0.66	0.76	0.82	0.57	0.22
Net realized and unrealized gain (loss)	(0.20)	(0.25)	(0.14)	0.13	(1.44)	(0.40)
Net increase (decrease) from investment operations	0.14	0.41	0.62	0.95	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.33)(e)	(0.69)	(0.77)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	—	—	(0.05)
Return of capital	—	—	—	(0.00)(f)	—	—
Total distributions	(0.33)	(0.69)	(0.77)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.03	$8.22	$8.50	$8.65	$8.50	$9.97
Total Return(g)
Based on net asset value	1.75%(h)	4.93%	7.44%	11.53%	(8.87)%	(1.74)%(h)
Ratios to Average Net Assets(i)
Total expenses(j)	2.66%(k)	2.53%	2.38%	2.69%	2.87%(l)	2.70%(k)
Total expenses after fees waived and/or reimbursed	1.58%(k)	2.43%	2.37%	2.69%	2.87%(l)	2.70%(k)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and/or offering costs	1.06%(k)	1.95%	2.02%	2.05%	2.25%(l)	2.45%(k)
Net investment income	8.42%(k)	7.87%	8.83%	9.44%	6.35%	4.64%(k)
Supplemental Data
Net assets, end of period (000)	$191	$195	$202	$206	$202	$237
Borrowings outstanding, end of period (000)	$48,000	$20,000	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$11,805	$29,084	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	28%	84%	45%	35%	55%	55%(m)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/26(a) (unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	2.65%	N/A	N/A	N/A	2.80%	2.37%

(k)	Annualized.
(l)
Includes non-recurring expenses of offering costs. Without these costs, total expense, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.86, 2.85% and 2.24%, respectively.

(m)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.
Financial Highlights

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock HPS Credit Strategies Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, closed-end management investment company that has elected to operate as an interval fund. The Fund is organized as a Delaware statutory trust. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”), reduced by any applicable repurchase fee. The Fund determines and makes available for publication the NAV of its shares on a daily basis. The Fund’s shares are offered for sale daily through its Distributor (defined below) at the then-current NAV plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested in each share class by the investor in the Fund but may range from 0.00% to 3.50%.
The Fund offers five classes of shares designated as Institutional Shares, Class A Shares, Class J Shares, Class U Shares and Class W Shares. Each class of shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except that Class A, Class U and Class W Shares bear expenses related to the shareholder servicing and distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of CREDX Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold investments that may produce non-qualifying income for tax purposes and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $1,158,507 which is 0.2% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Fund (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Consolidated Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund ’s investments are valued at fair value (also referred to as “market value” within the consolidated  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock HPS Credit Strategies Fund	1475 Holdings LLC	$18,571	$ 18,351	$18,431	$ 80
	Alcami Corp.	8,904	8,904	8,824	(80)
	Applause App Quality, Inc.	7,273	7,176	6,793	(383)
	Appriss Health LLC	94,478	94,478	94,478	—
	Aras Corp.	1,023,117	1,023,117	1,012,886	(10,231)
	Arcfield Acquisition Corp.	563,428	560,611	561,801	1,190
	Beekeeper Buyer, Inc.	752,266	744,744	739,478	(5,266)
	Birdie Bidco, Inc.	503,568	501,050	496,621	(4,429)
	Birdie Bidco, Inc.	671,588	669,910	662,323	(7,587)
	Bullhorn, Inc.	242,112	241,718	231,217	(10,501)
	Bynder Holding BV	1,215	1,215	1,203	(12)
	Bynder Holding BV	4,410	4,410	4,365	(45)
	CBI-Gator Acquisition LLC	14,788	14,748	14,270	(478)
	Chronicle Bidco, Inc.	285,072	283,647	282,222	(1,425)
	Chronicle Bidco, Inc.	115,443	114,289	114,289	—
	CivicPlus LLC	136,795	136,795	135,570	(1,225)
	Clever Devices Ltd.	368,984	368,984	368,984	—
	CohnReznick LLP	40,967	41,274	39,874	(1,400)
	Compsych Investments Corp.	946,970	944,602	946,969	2,367
	Docupace Technologies LLC	179,447	177,569	169,398	(8,171)
	Douglas Holdings, Inc.	49,476	49,476	46,705	(2,771)
	Emburse, Inc.	657,895	657,072	650,658	(6,414)
	Emburse, Inc.	657,895	656,250	650,658	(5,592)
	Emerald Technologies U.S. Acquisitionco, Inc.	684	630	405	(225)
	ESO Solutions, Inc.	97,178	97,178	95,332	(1,846)
	Express Wash Acquisition Co. LLC	277,769	274,992	259,715	(15,277)

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock HPS Credit Strategies Fund (continued)	Firstup, Inc.	$386,200	$ 386,200	$353,373	$ (32,827)
	Fusion Holding Corp.	13,679	13,645	11,958	(1,687)
	G-3 Apollo Acquisition Corp.	14,286	14,286	14,429	143
	G-3 Apollo Acquisition Corp.	11,905	11,905	11,905	—
	GC Champion Acquisition LLC	1,344,481	1,333,665	1,329,483	(4,182)
	Honey Intermediate, Inc.	11,765	11,649	11,494	(155)
	HSI Halo Acquisition, Inc.	275,229	272,477	272,477	—
	Huckabee Acquisition LLC	9,677	9,677	9,629	(48)
	Integrity Marketing Acquisition LLC	208,063	208,063	207,647	(416)
	Intercept Bidco, Inc.	555,556	548,227	545,556	(2,671)
	IvyRehab Intermediate II LLC	2,067,800	2,044,945	2,057,333	12,388
	Kid Distro Holdings LLC	301,347	299,012	297,847	(1,165)
	Ligado Networks LLC	3,926,979	3,926,979	3,642,273	(284,706)
	Lighthouse Parent Holdings, Inc.	2,837	2,837	2,806	(31)
	Lighthouse Parent Holdings, Inc.	11,538	11,394	11,411	17
	LJ Avalon Holdings LLC	130,409	129,678	129,888	210
	LogicMonitor, Inc.	10,150	10,023	9,784	(239)
	LogicMonitor, Inc.	59,525	58,781	57,382	(1,399)
	Lucky U.S. Buyerco LLC	1,021	1,021	993	(28)
	Madison Logic Holdings, Inc.	3,349	3,349	2,810	(539)
	MRO Parent Corp.	370,370	367,593	367,778	185
	MRO Parent Corp.	370,370	364,815	367,778	2,963
	NP Kaba Mergersub, Inc.	525,356	522,730	515,410	(7,320)
	NP Kaba Mergersub, Inc.	295,717	294,238	290,118	(4,120)
	Nxgen Buyer, Inc.	31,962	31,962	31,674	(288)
	Oak Funding LLC	593,655	590,687	584,193	(6,494)
	Oak Purchaser, Inc.	230,265	227,962	229,344	1,382
	Pluralsight, Inc.	279,766	279,766	226,611	(53,155)
	Pluralsight, Inc.	105,609	105,609	85,543	(20,066)
	PMA Parent Holdings LLC	12,500	12,500	12,300	(200)
	Pueblo Mechanical and Controls LLC	117,500	117,500	116,692	(808)
	RBS Buyer, Inc.	600,000	592,500	600,000	7,500
	RBS Buyer, Inc.	360,000	355,500	369,360	13,860
	Saber Parent Holdings Corp.	556,267	554,877	546,038	(8,839)
	Saber Parent Holdings Corp.	200,064	199,064	196,385	(2,679)
	Serrano Parent LLC	6,840	6,840	6,142	(698)
	Smarsh, Inc.	148,190	146,709	138,410	(8,299)
	Smarsh, Inc.	40,635	40,635	37,953	(2,682)
	Sparkstone Electrical Group	5,043	4,967	4,110	(857)
	Sparkstone Electrical Group	22,414	22,078	18,268	(3,810)
	Stonebridge Cos. LLC	928,618	928,618	937,904	9,286
	Stonebridge Cos. LLC	619,079	619,079	619,079	—
	Streamland Media Midco LLC	1,480	1,480	1,480	—
	Suited Connector LLC	415,655	415,655	415,655	—
	Supergoop LLC	5,707	5,690	5,262	(428)
	Thunder Purchaser, Inc.	204,439	204,439	203,042	(1,397)
	Thunder Purchaser, Inc.	231,285	231,285	228,298	(2,987)
	Titan Home Improvement LLC	581,395	573,742	581,396	7,654
	Trading Tech International, Inc.	668,284	667,449	655,000	(12,449)
	Wealth Enhancement Group LLC	282,352	282,352	281,292	(1,060)
	Wharf Street Ratings Acquisition LLC	236,250	233,888	236,723	2,835
	Wharf Street Ratings Acquisition LLC	236,250	233,888	236,251	2,363
					$ (487,664)
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has  delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the  Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 1.00% of the average daily value of the Fund’s managed assets.  For purposes of calculating this fee, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.
The Manager entered into sub-advisory agreements with BlackRock Capital Investment Advisors, LLC (“BCIA”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BCIA, BIL and BSL for services they provide for that portion of the Fund for which BCIA, BIL and BSL, respectively, acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Manager, to provide for distribution of the common shares. The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, common shares on behalf of the Fund on a reasonable efforts basis. The Fund has adopted a distribution and servicing plan (the “Distribution and Servicing Plan”) with respect to certain classes of the common shares and in doing so has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company, and will be subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) in respect of the classes of common shares paying such Distribution and Servicing Fee. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the classes of common shares paying such Distribution and Servicing Fee) is 0.75% for Class A Shares, Class W Shares and Class U Shares and 0.50% for Class J Shares. 0.25% of such fee is a shareholder service fee and the remaining portion is a distribution fee. Institutional Shares are not subject to a distribution fee or shareholder servicing fee.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Class A	Class J	Class U	Class W	Total
Service and distribution fees — class specific	$ 287,546	$ 1,164	$ 176,568	$ 718	$ 465,996
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Class A	Class J	Class U	Class W	Total
Transfer agent fees — class specific	$ 212,324	$ 10,681	$ 33	$ 31,793	$ 14	$ 254,845
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Class A Shares for a total of $2.
For the six months ended June 30, 2026, affiliates received CDSCs of $8,754 for Class A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments:  The Manager contractually agreed to waive the Fund’s investment advisory fees through June 30, 2026. The contractual agreement expired on June 30, 2026 and was not renewed. This amount waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2026, the amount waived was $2,860,562.
With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s Independent Trustees. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class (“expense limitation”). Expenses excluded from the expense limitation are limited to the investment advisory fee, service and distribution fees, interest expense, portfolio transaction and other investment-related costs (including acquired fund fees and expenses, commitment fees on leverage, prime broker fees and dividend expense) and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager – class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2026, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Class J	Class U	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 3,859	$ 2	$ 631	$ 4,492
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective February 28, 2026, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.
For the six months ended June 30, 2026, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
Fund Name	Fund Level	Institutional	Class A	Class J	Class U
BlackRock HPS Credit Strategies Fund	$ 20,459	$ 25,903	$ 58	$ 15	$ 4,031
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were $171,336,928 and $184,598,244, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiary.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
BlackRock HPS Credit Strategies Fund	$ (83,396,056)	$ (270,500)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock HPS Credit Strategies Fund	$ 599,010,000	$ 3,400,432	$ (34,418,460)	$ (31,018,028)
9.
BANK BORROWINGS
The Fund has entered into a credit agreement with Société Générale (the “Lender”) that established a revolving credit facility with a commitment of $200 million (the “Facility”). The Facility may be increased to a maximum of $450 million. The Facility has the following terms: an unused commitment fee of 0.25% per annum when amounts borrowed is greater than $100 million or 0.30% per annum when amounts borrowed is less than $100 million and interest at a rate equal to Daily Simple SOFR on the date the loan is made plus 1.75% per annum on amounts borrowed. The agreement expires on September 30, 2026 unless extended or renewed. The Fund’s borrowings, if any, are secured by eligible securities held in its portfolio of investments.
During the period, the Fund paid the commitment fee based on the daily unused portion of the Facility and an extension fee. The fees associated with the agreement are included in the Consolidated Statement of Operations as interest expense and fees, if any. Advances to the Fund as of period end, if any, are shown in the Consolidated Statement of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value. For the six months ended June 30, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
BlackRock HPS Credit Strategies Fund	$ 59,000,000	$ 40,088,398	5.46%
10.
PRINCIPAL RISKS
In the normal course of business, the Fund investsin securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
Illiquidity Risk: The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The  Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
11.
CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.  The par value for the Fund’s Common Shares is $0.001.
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock HPS Credit Strategies Fund
Institutional
Shares sold	3,806,949	$ 30,794,048	11,434,104	$ 95,625,130
Reinvestment of distributions	232,327	1,870,571	650,755	5,431,689
Shares redeemed	(5,447,957)	(44,164,007)	(12,991,306)	(108,544,939)
	(1,408,681)	$ (11,499,388)	(906,447)	$ (7,488,120)
Class A
Shares sold	147,610	$ 1,195,182	1,336,578	$ 11,226,614
Reinvestment of distributions	203,933	1,650,018	618,953	5,184,173
Shares redeemed	(2,402,283)	(19,592,635)	(4,371,108)	(36,548,405)
	(2,050,740)	$ (16,747,435)	(2,415,577)	$ (20,137,618)
Class J
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	$ —	—	$ —
Class U
Shares sold	67,503	$ 549,999	870,986	$ 7,281,241
Reinvestment of distributions	121,601	980,216	258,222	2,156,831
Shares redeemed	(431,807)	(3,506,164)	(732,840)	(6,124,304)
	(242,703)	$ (1,975,949)	396,368	$ 3,313,768
Class W
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	$ —	—	$ —
	(3,702,124)	$ (30,222,772)	(2,925,656)	$ (24,311,970)
The Fund will make offers to purchase between 5% and 25% of its outstanding shares at approximate 3 month intervals.
Repurchase offers results for the period ended June 30, 2026 were as follows:
	Commencement Date of Tender Offer Period	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases(a)
Institutional	01/08/26	02/10/26	5,883,638	11.05%	3,079,555	5.78%	8.15	25,098,371
Class A	01/08/26	02/10/26	3,021,958	27.84	1,581,703	14.57	8.19	12,954,141
Class J	01/08/26	02/10/26	—	—	—	—	—	—
Class U	01/08/26	02/10/26	492,904	8.10	257,986	4.24	8.16	2,105,166
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

	Commencement Date of Tender Offer Period	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases(a)
Class W	01/08/26	02/10/26	—	— %	—	— %	—	—
Institutional	04/08/26	05/08/26	7,196,603	13.89	2,368,402	4.57	8.05	19,065,636
Class A	04/08/26	05/08/26	2,493,407	26.36	820,580	8.67	8.09	6,638,494
Class J	04/08/26	05/08/26	—	—	—	—	—	—
Class U	04/08/26	05/08/26	528,171	8.95	173,821	2.95	8.06	1,400,998
Class W	04/08/26	05/08/26	—	—	—	—	—	—
Repurchase offers results for the year ended December 31, 2025 were as follows:
	Commencement Date of Tender Offer Period	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/08/25	02/07/25	3,273,284	6.04%	3,273,284	6.04%	8.45	27,659,253
Class A	01/08/25	02/07/25	361,019	2.67	361,019	2.67	8.47	3,057,829
Class J	01/08/25	02/07/25	—	—	—	—	—	—
Class U	01/08/25	02/07/25	140,613	2.45	140,613	2.45	8.46	1,189,587
Class W	01/08/25	02/07/25	—	—	—	—	—	—
Institutional	04/08/25	05/08/25	3,014,274	5.56	3,014,274	5.56	8.30	25,018,471
Class A	04/08/25	05/08/25	1,021,896	7.49	1,025,315	7.49	8.33	8,540,981
Class J	04/08/25	05/08/25	—	—	—	—	—	—
Class U	04/08/25	05/08/25	200,873	3.38	200,873	3.38	8.31	1,669,257
Class W	04/08/25	05/08/25	—	—	—	—	—	—
Institutional	07/08/25	08/07/25	3,976,856	7.38	3,976,856	7.38	8.35	33,206,745
Class A	07/08/25	08/07/25	867,663	6.68	869,396	6.68	8.38	7,286,192
Class J	07/08/25	08/07/25	—	—	—	—	—	—
Class U	07/08/25	08/07/25	234,915	3.87	234,915	3.87	8.36	1,963,890
Class W	07/08/25	08/07/25	—	—	—	—	—	—
Institutional	10/07/25	11/06/25	4,300,413	8.17	2,726,892	5.18	8.31	22,660,470
Class A	10/07/25	11/06/25	3,336,031	26.29	2,115,378	16.67	8.35	17,663,403
Class J	10/07/25	11/06/25	—	—	—	—	—	—
Class U	10/07/25	11/06/25	246,710	4.11	156,439	2.61	8.32	1,301,570
Class W	10/07/25	11/06/25	—	—	—	—	—	—

(a)	Amounts are net of early repurchase fees, if any.
The amount of the repurchase offers is shown as redemptions of shares resulting from repurchase offers in the Consolidated Statements of Changes in Net Assets.
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Class A	Class J	Class U	Class W
BlackRock HPS Credit Strategies Fund	9,800,000	58,962	57,937	23,787	23,787
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s consolidated financial statements was completed through the date the consolidated financial statements were issued and the following items were noted:
Effective July 6, 2026, the credit agreement was amended to (i) decrease the aggregate commitment amount to $125 million, (ii) decrease the maximum commitment amount to $400 million, and (iii) extend the termination date to September 30, 2027. The Fund paid an upfront commitment fee of 0.10% on the total commitment amount, in addition to legal fees.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund conducted a quarterly repurchase offer for up to 5% of its issued and outstanding common shares. The results of the Fund’s repurchase offer were as follows:
	Commencement Date	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	07/08/26	08/07/26	9,403,442	17.87%	2,584,065	4.91%	$ 8.01	$ 20,698,364
Class A	07/08/26	08/07/26	2,365,947	26.92	650,162	7.40	8.05	5,233,806
Class J	07/08/26	08/07/26	—	—	—	—	—	—
Class U	07/08/26	08/07/26	479,341	8.21	131,723	2.26	8.02	1,056,418
Class W	07/08/26	08/07/26	—	—	—	—	—	—
Notes to Consolidated Financial Statements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock HPS Credit Strategies Fund (the “Fund”) met on May 7, 2026 (the “May Meeting”) and June 3, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and the Fund, (2) the Manager, BlackRock (Singapore) Limited (“BSL”) and the Fund and (3) the Manager, BlackRock Capital Investment Advisors, LLC (“BCIA” and collectively with BIL and BSL, the “Sub-Advisors”) and the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (n) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about

2026 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL and BSL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-, three- and five-year periods reported, the Fund underperformed, performed in line with and underperformed, respectively, its total return target, but also noted the recent changes to the Fund’s portfolio management team. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers. The Board also noted, as an additional point of reference, BlackRock provided the Board with a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s management fee rate and total expense ratio each ranked in the first quartile relative to the supplemental peer group.  In addition, the Board noted that the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors, and the Fund for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information

General Information
The Fund’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Except if noted otherwise herein, there were no changes to the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Fund has delegated the voting of proxies for the Fund’s securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Fund on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Capital Investment Advisors, LLC
New York, New York 10001
Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
EUR	Euro

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com| 877-275-1255
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when repurchased by the Fund in connection with any applicable repurchase offer, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CRST-06/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock HPS Credit Strategies Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock HPS Credit Strategies Fund

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock HPS Credit Strategies Fund

Date: August 26, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock HPS Credit Strategies Fund

Date: August 26, 2026